Leases	6 Months Ended
Sep. 30, 2025
Leases
Leases

6. Leases

The Company has an operating lease for office space. As of September 30, 2025 and March 31, 2025, the following amounts were recorded on the Balance Sheets relating to the Company’s operating lease.

	September 30,	March 31,
	2025	2025
	(unaudited)
Right-of-Use Assets
Operating lease assets	¥11,379	¥880
Lease Liabilities
Operating lease liabilities - Current	¥7,140	¥402
Operating lease liabilities - Non-current	4,239	479

The following table summarizes the contractual maturities of operating lease liabilities as of September 30, 2025:

Fiscal year ending March 31,
2026 (remaining)	¥3,630
2027	7,259
2028	455
2029	155
2030	25
Total lease payments	11,524
Less amounts representing interest	(145)
Present value of lease payments	11,379
Less: current portion	(7,140)
Non-current lease liabilities	¥4,239

The following table illustrates information regarding the Company’s operating leases as of September 30, 2025 and March 31, 2025:

	September 30,	March 31,
	2025	2025
	(unaudited)
Total operating lease cost	¥3,495	¥3,495
Cash paid for amounts included in the measurement of the operating lease liability	¥3,586	¥3,586
Weighted average remaining lease term (years)	1.7	1.7
Weighted average discount rate	1.48%	1.48%

The Company did not have significant sublease income or variable lease costs for the six months ended September 30, 2025 and 2024.